INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES
As of December 31, 2024, and 2023, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of December 31, 2024	FMV as of December 31, 2023

Land bank:
Land bank under right-of-use
Peru	$16,691,019	$619,976
Sub-total	16,691,019	619,976
Owned land bank
Colombia	23,851,330	24,100,446
Sub-total	23,851,330	24,100,446
Total Land Bank	$40,542,349	$24,720,422
Properties under development:
Properties under right-of-use
Peru	$21,798,170	$12,260,000
Sub-total	21,798,170	12,260,000
Owned properties
Peru	—	22,230,781
Costa Rica	—	10,891,000
Sub-total	—	33,121,781
Total properties under development	$21,798,170	$45,381,781
Operating Properties
Owned properties
Colombia	$109,065,873	$106,957,000
Peru	123,017,512	92,239,857
Costa Rica	260,094,960	244,873,221
Total operating properties	$492,178,345	$444,070,078
Total operating properties and properties under development	$513,976,515	$489,451,859
Total	$554,518,864	$514,172,281

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS
Significant Inputs as of December 31, 2024 and 2023 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2024: 7.9% 2023: 7.9%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 10.6% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2024: 98.2% 2023: 98.2%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2024: 98.2% 2023: 98.2%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: 7.8% 2023: 7.9%	The higher the stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2024: 10.5% 2023: 8.1%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 10.7% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2024: 96.0% 2023: 97.7%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2024: 96.0% 2023: 97.7%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: N/A 2023: 8.0%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Income approach	Risk adjusted residual capitalization rate	2024: 10.0% 2023: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 14.9% 2023: 11.8%	The higher the risk adjusted discount rate, the lower the fair value.

SCHEDULE OF FAIR VALUE SENSITIVITY ANALYSIS
The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2024 and 2023:

	2024
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(3,058,824)	$(3,403,144)	$(6,375,750)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$3,058,824	$3,403,144	$6,375,750

	2023
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,987,585)	$(3,356,702)	$(6,264,419)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,987,585	$3,356,702	$6,264,419

SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY
The reconciliations of investment properties for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024	2023	2022

Beginning balance	$514,172,281	$449,036,633	$428,275,741
Additions	27,009,666	33,704,768	47,774,104
Disposal of investment property	—	(17,634,208)	(9,273,000)
Gain on valuation of investment properties	32,347,462	20,151,026	3,525,692
Foreign currency translation effect	(19,010,545)	28,914,062	(21,265,904)
Ending balance	$554,518,864	$514,172,281	$449,036,633

SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS
In accordance with the purchase and sale agreement, the deferred cash payments will be paid to the Company in the upcoming installment based on the following schedule:

Consideration
Installment payment due in February 2025	$3,653,133
Discount on future payments	(63,996)
Total remaining consideration, net of discount	$3,589,137
Receivables from the sale of investment properties - short term	$3,589,137

SCHEDULE OF ASSET HELD FOR CONSIDERATION WILL BE PAID IN THREE INSTALLMENTS	In accordance with the purchase and sale agreement, the consideration will be paid in three installments based on the following schedule:

	Amount
1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000